DERIVATIVE LIABILITIES - PREFERRED SHARES	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 7 -	DERIVATIVE LIABILITIES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives.  These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company.  As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series E and Series G Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

Preferred Stock Derivative Liabilities

Preferred Stock Derivative Liability as of Current Balance Sheet Date
	Series C	Series E	Series G	Total
Preferred Shares Authorized	3,200	4,000	1,375	8,575
Preferred shares Outstanding	24	—	—	24

Underlying common shares into which Preferred may convert	160,000	—	—	160,000

Closing price on valuation date	$0.12	$0.12	$0.12	$0.12

Preferred stock derivative liability at Current Balance Sheet Date	$19,824	—	—	$19,824

Preferred stock derivative liability at March 31, 2013	$697,584	$5,637,037	—	$6,334,621

CHANGE IN VALUE OF PREFERRED STOCK DERIVATIVE LIABILITY
	Three months ended		Nine months ended
	December 31,		December 31,
	2013	2012	2013	2012
Change in Preferred Stock Derivative Liability	$4,228	$3,963,126	$(3,462,104)	$(867,741)

Warrant Derivative Liabilities
The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

FAIR VALUE OF WARRANT DERIVATIVE LIABILITY
	March 31	June 30	September 30	December 31
	2013	2013	2013	2013
Risk-Free interest rate	0.04% - 0.77%	0.02% - 1.41%	0.03% - 1.39%	.01% - 1.26%
Expected volatility	106% - 168%	35% - 97%	62% - 117%	70% - 124%
Expected life (in years)	0.5 – 5.1	0.2 – 4.8	0.8 – 4.6	0.5 – 4.3
Expected dividend yield	—	—	—	—
Number of warrants	139,344,939	139,344,939	120,491,539	117,958,205

Fair Value of Warrant Derivative Liability	$7,862,848	$4,966,391	$11,095,970	$10,439,126

CHANGE IN VALUE OF WARRANT DERIVATIVE LIABILITY
	Three months ended		Nine months ended
	December 31		December 31
	2013	2012	2013	2012
Change in Warrant Derivative Liability	$656,844	$5,765,992	$(2,576,278)	$2,770,912

The risk free interest rate was based on rates established by the U.S. Treasury Department.  The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date.  The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

NOTE 15 -	DERIVATIVE LIABILITIES – PREFERRED SHARES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2013 and March 31, 2012, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal 2013
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2013	—	1,375	1,800	3,175

Underlying common shares into which Preferred may convert	—	9,166,669	74,074,075	83,240,744

Closing price on valuation date	$0.0761	$0.0761	$0.0761	$0.0761

Preferred stock derivative liability at March 31, 2013	$—	$697,584	$5,637,037	$6,334,621

Change in preferred stock derivative liability for Fiscal 2013				$561,684

The change of $561,684 in value of the preferred stock derivative liability occurring during Fiscal 2013 is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income. During Fiscal 2013 there was a net increase in the value of the preferred stock derivative liability, so therefore the amount shown above represents another expense item on the income statement.

Preferred Stock Derivative Liabilities – Fiscal 2012
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

Change in preferred stock derivative liability for Fiscal 2012				$11,227,957

The change of $11,227,957 in value of the preferred stock derivative liability occurring during the 2012 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.